SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at December 31, 2019	28,286,653
Stock Options [Member]
Number of options
Outstanding at January 1, 2019	4,855,203
Granted	1,207,866
Exercised	(1,250,680)
Expired	(2,875)
Forfeited	(511,235)
Outstanding at December 31, 2019	4,298,279	4,855,203
Exercisable at December 31, 2019	1,185,612
Vested and expected to vest at December 31, 2019	3,980,155
Weighted-average exercise price
Outstanding at January 1, 2019	$ 16.96
Granted	24.05
Exercised	14.43
Expired	16.43
Forfeited	18.24
Outstanding at December 31, 2019	19.54	$ 16.96
Exercisable at December 31, 2019	15.42
Vested and expected to vest at December 31, 2019	$ 19.27
Weighted- average remaining contractual term (in years)
Outstanding	3 years 1 month 13 days	3 years 3 months 18 days
Exercisable at December 31, 2019	1 year 10 months 28 days
Vested and expected to vest at December 31, 2019	3 years 14 days
Aggregate intrinsic value
Outstanding at January 1, 2019	$ 29,774
Outstanding at December 31, 2019	27,514	$ 29,774
Exercisable at December 31, 2019	12,361
Vested and expected to vest at December 31, 2019	$ 26,549